Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 97.13%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Home Loan Bank 9.56%
Fixed Rates:
1.11 10/28/26 $ 1,500,000 $ 1,477,282
4.00 03/25/27 1,500,000 1,500,005
2,977,287
Federal Home Loan Mortgage Corp. 17.54%
Fixed Rates:
2.53 10/25/26 2,000,000 1,985,000
3.44 11/25/26 3,500,000 3,481,323
5,466,323
U.S. Treasury Bill 70.03%
◊
Yield to Maturity:
3.73 -
3.75 05/14/26 2,500,000 2,489,154
3.73 05/21/26 1,000,000 994,969
3.60 -
3.61 06/02/26 5,000,000 4,968,943
3.63 06/04/26 1,000,000 993,587
3.61 06/09/26 1,000,000 993,125
3.62 06/23/26 1,500,000 1,487,652
3.53 06/25/26 4,000,000 3,966,165
3.65 07/21/26 3,000,000 2,966,746
3.83 -
3.88 08/06/26 2,000,000 1,974,753
3.54 08/13/26 1,000,000 986,640
21,821,734
Total United States Government and Agency Obligations 30,265,344
Investments, at value 97.13% 30,265,344
(cost $30,267,972 )
Other assets and liabilities, net 2.87% 892,930
Net Assets 100.00% $ 31,158,274

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Near-Term Tax Free Fund
Municipal Bonds 97.59%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 4.81%
Black Belt Energy, Alabama, RB
‡
5.00 12/01/55 $ 1,000,000 $ 1,058,416
California 4.64%
California Community Choice Financing
Authority, California, RB
‡
5.00 01/01/55 1,000,000 1,021,605
Colorado 1.88%
City of Greeley CO Water Revenue, Colorado,
Refunding, RB 5.00 08/01/27 400,000 413,069
Connecticut 1.70%
City of New London CT, Connecticut, GO
Unlimited 1.25 03/15/31 200,000 173,079
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 200,601
373,680
Hawaii 0.80%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 177,104
Illinois 4.68%
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,029,764
Kansas 3.04%
City of Bel Aire KS, Kansas, GO Unlimited 3.00 12/01/28 500,000 500,150
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,059
670,209
Kentucky 9.60%
Kentucky Public Energy Authority, Kentucky,
Refunding, RB 5.00 05/01/36 1,000,000 1,053,347
Kentucky Public Energy Authority, Kentucky,
Refunding, RB
‡
5.00 01/01/55 1,000,000 1,059,119
2,112,466
Maryland 2.32%
County of Howard MD, Maryland, Refunding,
GO Unlimited 5.00 02/15/28 500,000 510,467
Massachusetts 2.46%
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 550,000 542,491

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 1.67%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 367,298
Minnesota 7.79%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 550,000
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,164,305
1,714,305
New Mexico 2.82%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 620,004
New York 0.91%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 201,613
North Carolina 1.83%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 402,012
Oregon 2.25%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 199,190
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 295,213
494,403
Pennsylvania 5.74%
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 509,402
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 753,193
1,262,595
Tennessee 10.74%
City of Manchester TN, Tennessee, Refunding,
GO Unlimited 3.00 06/01/36 450,000 412,767
County of Jefferson TN, Tennessee, Refunding,
GO Unlimited 5.00 06/01/27 500,000 513,996
Paris Utility Authority Electric System Revenue,
Tennessee, RB 5.00 06/01/28 155,000 162,329
Tennessee Energy Acquisition Corp.,
Tennessee, RB 5.00 11/01/34 500,000 533,945

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Tennessee (cont’d)
Tennessee Energy Acquisition Corp.,
Tennessee, Refunding, RB 5.00 12/01/35 $ 700,000 $ 741,797
2,364,834
Texas 21.66%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 1,000,000 1,009,238
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 759,362
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 408,560
Rockwall Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 270,000 275,707
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 703,780
Texas Municipal Gas Acquisition & Supply
Corp. V, Texas, RB
‡
5.00 01/01/55 540,000 574,011
Texas Water Development Board, Texas, RB 5.00 10/15/27 345,000 358,225
Westwood Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 665,000 678,244
4,767,127
Washington 0.69%
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 151,330
Wisconsin 5.56%
Bayside WI Promissory Note, Wisconsin, GO
Unlimited 5.00 03/01/27 225,000 229,791
Elmbrook School District, Wisconsin,
Refunding, GO Unlimited 2.75 04/01/28 1,000,000 993,364
1,223,155
Total Municipal Bonds 21,477,947
Investments, at value 97.59% 21,477,947
(cost $21,576,211 )
Other assets and liabilities, net 2.41% 530,958
Net Assets 100.00% $ 22,008,905

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Luxury Goods Fund
Common Stocks 86.33% Shares Value
Apparel Manufacturers 12.56%
Burberry Group PLC
*
40,000 $ 585,284
Christian Dior SE 1,560 814,966
Hermes International SCA 1,758 3,330,271
Kering SA, ADR 20,200 612,464
PRADA SpA 47,000 224,033
Tapestry, Inc. 4,045 570,790
6,137,808
Athletic Footwear 0.92%
adidas AG, ADR 5,600 449,064
Automotive - Cars & Light Trucks 18.88%
Bayerische Motoren Werke AG 11,500 1,063,828
Ferrari NV 7,925 2,682,216
Mercedes-Benz Group AG, ADR 116,200 1,772,050
Tesla, Inc.
*
7,100 2,639,425
Volkswagen AG 10,260 1,073,098
9,230,617
Beverages - Wine/Spirits 1.03%
Constellation Brands, Inc., Class A 1,000 150,000
Pernod Ricard SA 4,760 353,963
503,963
Building - Residential/Commercial 1.51%
Toll Brothers, Inc. 5,400 736,938
Casino Hotels 1.67%
Las Vegas Sands Corp. 12,200 657,336
Melco Resorts & Entertainment, Ltd., ADR
*
12,000 68,160
MGM Resorts International
*
2,500 92,525
818,021
Cosmetics & Toiletries 3.66%
L'Oreal SA, ADR 10,450 856,168
The Estee Lauder Cos., Inc. 13,000 933,010
1,789,178
Cruise Lines 9.44%
Carnival Corp. 52,500 1,358,700
Royal Caribbean Cruises, Ltd. 8,530 2,347,285
Viking Holdings, Ltd.
*
12,335 906,376
4,612,361
Diversified Banking Institution 2.22%
UBS Group AG 27,800 1,086,146

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
E-Commerce/Products 4.64%
Amazon.com, Inc.
*
9,500 $ 1,978,565
The RealReal, Inc.
*
32,000 290,560
2,269,125
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 2.57%
Franco-Nevada Corp. 1,540 380,457
OR Royalties, Inc. 11,000 418,220
Ramelius Resources, Ltd. 30,000 78,104
Regis Resources, Ltd. 13,000 61,617
Royal Gold, Inc. 1,255 319,385
1,257,783
Hotels & Motels 5.57%
Hilton Worldwide Holdings, Inc. 4,250 1,292,340
HUGO BOSS AG 11,100 480,474
Marriott International, Inc., Class A 2,900 948,503
2,721,317
Precious Metals 0.83%
Integra Resources Corp.
*
43,000 117,390
Metalla Royalty & Streaming, Ltd.
*
43,500 288,405
405,795
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Recreational Centers 2.27%
Life Time Group Holdings, Inc.
*
41,100 1,107,234
Retail - Apparel/Shoe 6.06%
Brunello Cucinelli SpA 5,950 519,995
Industria de Diseno Textil SA 4,200 244,477
JD Sports Fashion PLC 590,000 559,591
Moncler SpA 13,900 836,899
Zalando SE
*
32,900 803,772
2,964,734
Retail - Jewelry 5.46%
Cie Financiere Richemont SA 13,379 2,362,278
Laopu Gold Co., Ltd. 3,800 307,628
2,669,906

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Textile - Apparel 7.04%
LVMH Moet Hennessy Louis Vuitton SE, ADR 31,491 $ 3,440,077
Total Common Stocks 42,200,067
(cost $42,528,583)
Preferred Stock 0.15% Rate
Automotive - Cars & Light Trucks 0.15%
Porsche Automobil Holding SE 1.51% 2,000 73,234
(cost $79,236)
Corporate Non-Convertible Bond 2.09%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.09%
Aris Gold Corp. 7.50 08/26/27 $ 287,568 1,020,867
(cost $287,536)
Exchange Traded Fund 0.18% Shares
Global X MSCI China Consumer Discretionary ETF 4,500 89,460
(cost $104,090)
Investments, at value 88.75% 43,383,628
(cost $42,999,445 )
Other assets and liabilities, net 11.25% 5,499,583
Net Assets 100.00% $ 48,883,211

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Resources Fund
Common Stocks 95.38% Shares Value
Advanced Materials/Production 0.37%
Nano One Materials Corp.
*
395,000 $ 244,195
Agricultural Chemicals 3.38%
Nutrien, Ltd. 30,000 2,263,800
Agricultural Operations 0.76%
Bunge Global SA 4,000 508,800
Chemicals - Diversified 0.84%
Base Carbon, Inc.
*
990,000 562,217
Coal 1.38%
Caribbean Resources Corp.
#*@
2,148,176 0
Core Natural Resources, Inc. 3,100 324,663
Peabody Energy Corp. 8,600 283,370
Yancoal Australia, Ltd. 55,000 317,211
925,244
Commercial Services 0.35%
Paragon Advanced Labs, Inc.
*
100,000 233,628
Diversified Minerals 3.47%
Allied Critical Metals, Inc.
*
500,000 521,170
Anson Resources, Ltd.
*
1,000,000 33,423
Arianne Phosphate, Inc.
*
600,000 107,828
E3 Lithium, Ltd.
*
100,000 74,761
IberAmerican Lithium Corp.
#*
1,000,000 1
Legacy Lithium Corp.
#*@
20,000 719
Leo Lithium, Ltd.
#*@
700,000 0
LibertyStream Infrastructure Partners, Inc.
*
975,000 637,805
Neotech Metals Corp.
*
300,000 56,071
Nio Strategic Metals, Inc.
*
2,873,000 459,523
Nio Strategic Metals, Inc., 144A
#∆
362,069 57,911
Standard Lithium, Ltd.
*
75,000 255,750
Wolfden Resources Corp.
*
2,000,000 115,017
2,319,979
Electric - Integrated 0.39%
American Electric Power Co., Inc. 2,000 262,160
Energy - Alternate Sources 1.08%
Pacific Green Energy Corp.
#*@~
2,400,000 0
Solv Energy, Inc.
*
12,000 360,360
Vestas Wind Systems A/S 12,000 362,051
722,411
Enterprise Software/Services 15.47%
Abaxx Technologies, Inc.
*
300,000 10,351,520

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Resources Fund
Common Stocks (cont’d) Shares Value
Finance - Other Services 0.45%
CME Group, Inc. 461 $ 136,157
TMX Group, Ltd. 4,600 163,121
299,278
Gold Mining 16.26%
Black Cat Syndicate, Ltd.
*
400,000 283,059
Collective Mining, Ltd.
*
20,000 351,233
Firefinch, Ltd.
#*@
1,000,000 43,812
Franco-Nevada Corp. 2,500 617,625
K92 Mining, Inc.
*
80,000 1,357,774
Larvotto Resources, Ltd.
*
200,000 147,392
Montage Gold Corp.
*
400,000 4,551,793
Perpetua Resources Corp.
*
30,000 843,600
Royal Road Minerals, Ltd.
*
5,500,000 770,973
Seabridge Gold, Inc.
*
20,000 566,800
Seasif Exploration, Inc.
*
2,000,000 10,783
Torex Gold Resources, Inc. 29,000 1,331,069
10,875,913
Investment Companies 0.19%
Contango Holdings PLC
*
10,502,248 128,207
Machinery - Construction & Mining 1.06%
Caterpillar, Inc. 1,000 708,460
Metal - Aluminum 0.20%
Alcoa Corp. 2,000 132,660
Metal - Copper 2.44%
Andina Copper Corp.
*
275,000 158,148
Getty Copper, Inc.
*
1,400,000 166,056
Kutcho Copper Corp.
*
1,000,000 208,468
NGEx Minerals, Ltd.
*
50,000 909,352
Selkirk Copper Mines, Inc.
*
225,000 192,474
1,634,498
Metal - Diversified 7.54%
Aclara Resources, Inc.
*
35,000 84,034
Amarc Resources, Ltd.
*
825,000 587,125
Barksdale Resources Corp.
*
1,955,000 210,804
Blue Moon Metals, Inc.
*
50,000 323,844
Electra Battery Materials Corp., 144A
#*∆
13,889 8,087
FireFly Metals, Ltd.
*
300,000 371,127
Glencore PLC 20,000 151,478
Hannan Metals, Ltd.
*
975,000 420,531
Ivanhoe Electric, Inc./US
*
26,499 313,218
Juno Corp., 144A
#*@∆
200,000 575,085

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified (cont’d)
Orsu Metals Corp., 144A
#*@∆
14,761 $ 0
PECOY COPPER CORP
*
125,000 146,467
Sunrise Energy Metals, Ltd.
*
165,000 1,013,166
Torq Resources, Inc.
*
900,000 51,758
Vox Royalty Corp. 150,000 786,000
5,042,724
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 2.36%
King Copper Discovery Corp.
*
700,000 437,783
LunR Royalties Corp.
*
25,000 546,510
Major Drilling Group International, Inc.
*
35,000 403,062
Sendero Resources Corp.
*
175,000 188,700
1,576,055
Natural Resource Technology 0.30%
I-Pulse, Inc., 144A
#*@+∆
15,971 202,832
Non-Ferrous Metals 3.21%
Cameco Corp. 5,000 543,050
CanAlaska Uranium, Ltd.
*
90,000 49,170
Encore Energy Corp.
*
50,000 90,576
Fireweed Metals Corp.
*
350,000 1,086,910
InZinc Mining, Ltd.
*
1,800,000 84,106
Korea Zinc Co., Ltd. 300 292,689
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
2,146,501
Oil - Field Services 0.53%
Enerflex, Ltd. 17,000 355,640
Oil Companies - Exploration & Production 9.79%
Antero Resources Corp.
*
10,000 424,400
Coterra Energy, Inc. 20,000 702,800
EQT Corp. 12,000 763,680
Expand Energy Corp. 7,500 823,350
LNG Energy Group Corp.
*
100,000 530
NG Energy International Corp.
*
1,325,000 1,362,051
NG Energy International Corp., 144A
#∆
200,000 205,593
Range Resources Corp. 10,500 474,390
Woodside Energy Group, Ltd., ADR 75,000 1,791,000
6,547,794

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Field Services 1.93%
Baker Hughes Co. 8,500 $ 518,925
Halliburton Co. 10,000 389,900
Select Water Solutions, Inc., Class A 10,000 153,000
SLB, Ltd. 4,500 231,255
1,293,080
Oil Companies - Integrated 10.43%
BP PLC, ADR 7,000 329,000
Exxon Mobil Corp. 17,500 2,969,050
Shell PLC, ADR 18,000 1,674,000
TotalEnergies SE 22,000 2,001,560
6,973,610
Oil Refining & Marketing 1.11%
Valero Energy Corp. 3,000 741,240
Pipelines 2.63%
Cheniere Energy, Inc. 6,200 1,759,312
Platinum 0.19%
Impala Platinum Holdings, Ltd., ADR 8,840 130,125
Pollution Control 0.27%
BluMetric Environmental, Inc.
*
150,000 106,750
BluMetric Environmental, Inc.
*
100,000 71,167
177,917
Precious Metals 2.88%
Brixton Metals Corp.
*
200,000 163,180
Coeur Mining, Inc.
*
74,918 1,406,211
Vizsla Royalties Corp.
*
182,966 339,338
Vizsla Royalties Corp., 144A
#∆
8,749 16,226
1,924,955
Real Estate Operating/Development 1.26%
Atomic Eagle, Ltd.
*
14,697 4,487
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,500,000 841,061
845,548
Recycling 0.01%
EnviroGold Global, Ltd., 144A
#*∆
75,000 7,548
Retail - Jewelry 0.16%
Mene, Inc.
*
750,000 107,828

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Resources Fund
Common Stocks (cont’d) Shares Value
Silver Mining 2.69%
Blackrock Silver Corp.
*
500,000 $ 481,633
Endeavour Silver Corp.
*
30,000 279,923
Vizsla Silver Corp.
*
250,000 828,480
Vizsla Silver Corp., 144A
#∆
62,500 207,120
1,797,156
Total Common Stocks 63,802,835
(cost $82,205,139)
Corporate Convertible Bond 0.79%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 0.79%
Contango Holdings PLC, 144A
#@∆
0.00 06/30/26 $ 400,000 529,440
(cost $508,120)
Corporate Non-Convertible Bond 1.87%
Gold Mining 1.87%
Aris Gold Corp. 7.50 08/26/27 352,286 1,250,615
(cost $352,263)
Warrants 0.64%
Exercise
Price
Exp.
Date Shares
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 1.75 12/10/27 82,500 0
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
0.60 01/09/27 177,500 0
Diversified Minerals 0.13%
IberAmerican Lithium Corp., 144A
#*@∆
0.40 09/01/26 500,000 0
LibertyStream Infrastructure Partners, Inc.,
144A
#*@∆
0.44 11/19/26 250,000 86,263
86,263
Metal - Copper 0.01%
Axo Copper Corp., 144A
#*@∆
0.70 12/31/27 125,000 5,391
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 625,000 0
5,391
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.25 10/22/28 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.00%
Canada Nickel Co., Inc., 144A
#*@∆
$ 1.80 12/11/28 97,500 $ 0
Oil Companies - Exploration & Production 0.10%
LNG Energy Group Corp., 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
#*
1.40 05/20/27 300,000 64,697
64,697
Real Estate Operating/Development 0.06%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 10,783
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 137,500 32,618
43,401
Silver Mining 0.34%
Blackrock Silver Corp., 144A
#*@∆
0.50 01/30/27 375,000 226,440
Total Warrants 426,192
(cost $0 )
Investments, at value 98.68% 66,009,082
(cost $83,065,522 )
Other assets and liabilities, net 1.32% 883,802
Net Assets 100.00% $ 66,892,884

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
World Precious Minerals Fund
Common Stocks 96.91% Shares Value
Advanced Materials/Production 2.45%
Nano One Materials Corp.
*
2,760,500 $ 1,706,585
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Commercial Services 0.38%
Paragon Advanced Labs, Inc.
*
112,000 261,663
Diversified Minerals 4.98%
Avanti Gold Corp.
*
600,000 310,546
Cambria Gold Mines, Inc., 144A
#*∆
128 137
Erdene Resource Development Corp.
*
25,000 112,321
Gossan Resources, Ltd.
*
1,250,000 24,711
Highlander Silver Corp.
*
280,000 1,636,403
Kenorland Minerals, Ltd.
*
200,000 356,552
Kootenay Resources, Inc.
*
40,000 2,444
Minaurum Gold, Inc.
*
1,650,000 480,375
Summit Gold, Ltd.
#*@
10,000 0
Waraba Gold, Ltd., 144A
#*∆
335,834 118,294
Western Exploration, Inc.
*
500,000 230,034
Westward Gold, Inc.
*
3,040,000 185,752
3,457,569
Gold Mining 59.89%
Adamera Minerals Corp.
*
750,000 88,958
Adamera Minerals Corp., 144A
#∆
11,954 1,418
African Gold, Ltd.
*
1,500,000 1,009,018
Alpha Exploration, Ltd.
*
800,000 273,165
Asante Gold Corp.
*
18,680 15,442
Aurum Resources, Ltd.
*
1,000,000 414,277
Awale Resources, Ltd.
*
750,000 490,619
Belo Sun Mining Corp.
*
250,000 230,034
Black Cat Syndicate, Ltd.
*
750,000 530,736
Borealis Mining Co., Ltd.
*
75,000 76,558
Carolina Rush Corp.
*
1,000,000 89,857
Collective Mining, Ltd.
*
15,000 263,425
Compass Gold Corp.
*
2,975,000 406,333
Founders Metals, Inc.
*
250,000 749,407
Freegold Ventures, Ltd.
*
150,000 124,003
Fury Gold Mines, Ltd.
*
350,000 213,859
G2 Goldfields, Inc.
*
1,000,000 3,874,632
GoGold Resources, Inc.
*
230,000 439,796
Gold X2 Mining, Inc.
*
1,500,000 1,649,774
Heliostar Metals, Ltd.
*
900,000 1,552,728
K92 Mining, Inc.
*
150,000 2,545,827
Karus Mining, Inc.
#*@
37,500 22,913
Larvotto Resources, Ltd.
*
1,000,000 736,958

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
McFarlane Lake Mining, Ltd.
*
1,000,000 $ 97,045
Medallion Metals, Ltd.
*
1,000,000 265,701
Meeka Metals, Ltd.
*
1,000,000 124,134
Miata Metals Corp.
*
385,000 125,925
Montage Gold Corp.
*
200,000 2,275,897
Newcore Gold, Ltd., 144A
#*∆
600,000 284,667
Omai Gold Mines Corp.
*
3,200,000 3,910,574
Orosur Mining, Inc.
*
1,000,000 262,382
Osisko Development Corp.
*
250,000 810,510
Pacifica Silver Corp.
*
250,000 212,062
PC Gold, Ltd.
*
400,000 247,931
Radisson Mining Resources, Inc.
*
8,375,000 4,816,332
Radius Gold, Inc., 144A
#*∆
125,000 11,232
Roscan Gold Corp.
*
750,000 124,003
Royal Road Minerals, Ltd.
*
1,500,000 210,265
Rua Gold, Inc.
*
265,000 283,840
San Lorenzo Gold Corp.
*
150,000 354,755
Sanu Gold Corp.
*
1,442,175 259,179
Sanu Gold Corp., 144A
#∆
700,000 125,800
Scottie Resources Corp.
*
400,000 701,603
Seabridge Gold, Inc.
*
20,000 566,800
Silver Tiger Metals, Inc.
*
300,000 181,152
Snowline Gold Corp.
*
35,000 349,220
South Pacific Metals Corp.
*
525,000 171,717
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
2,042,000 2,216,106
Torque Metals, Ltd.
*
600,000 180,106
Trident Resources Corp.
*
213,000 381,259
TriStar Gold, Inc.
*~
30,225,000 5,866,401
Viva Gold Corp.
*
470,000 48,990
White Gold Corp.
*
300,000 340,738
41,606,063
Metal - Copper 0.31%
C3 Metals, Inc.
*
123,000 84,882
Faraday Copper Corp., 144A
#*∆
43,500 131,335
216,217
Metal - Diversified 5.63%
Amex Exploration, Inc.
*
75,000 212,961
Aurion Resources, Ltd.
*
600,000 797,930
Barksdale Resources Corp.
*
3,570,000 384,947
Blue Moon Metals, Inc.
*
50,000 323,844
Cartier Resources, Inc.
*
1,250,000 215,657
Hannan Metals, Ltd.
*
575,000 248,005
Juno Corp., 144A
#*@∆
200,000 575,085
Mithril Silver and Gold, Ltd.
*
1,400,000 354,755

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified (cont’d)
Orex Minerals, Inc.
*
500,000 $ 100,640
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 67,353
Silver X Mining Corp.
*
150,000 79,793
Troilus Mining Corp.
*
325,000 355,115
Visionary Copper and Gold Mines, Inc.
*
367,176 195,320
3,911,405
Mining Services 0.00%
SUA Holdings, Ltd.
#*@
25,000 755
Non-Ferrous Metals 0.63%
Arizona Eagle Mining Corp.
*
100,000 100,640
InZinc Mining, Ltd.
*
1,800,000 84,106
Solitario Resources Corp.
*
310,000 254,200
438,946
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*@∆
12,083 108
Platinum 0.01%
New Age Metals, Inc., 144A
#*∆
35,880 8,382
Precious Metals 13.41%
Blossom Gold, Inc.
*
180,000 273,021
Brixton Metals Corp.
*
250,000 203,975
Canex Metals, Inc.
*
2,750,000 454,676
Capitan Silver Corp.
*
850,000 1,258,716
Coeur Mining, Inc.
*
15,000 281,550
GFG Resources, Inc.
*
5,000,000 539,142
Gold Terra Resource Corp.
*
3,500,000 503,199
Goldsky Resources Corp.
*
200,000 444,253
GR Silver Mining, Ltd.
*
1,500,000 372,008
Hycroft Mining Holding Corp., Class A
*
9,000 316,800
Kuya Silver Corp.
*
200,000 119,330
Metalla Royalty & Streaming, Ltd.
*
35,000 232,050
Nevgold Corp.
*
500,000 474,445
Olive Resource Capital, Inc.
*
4,000,000 287,542
Paramount Gold Nevada Corp.
*
170,000 282,200
Prospector Metals Corp.
*
500,000 420,531
Stillwater Critical Minerals Corp.
*
1,350,000 315,398
Visionary Metals Corp.
*
1,000,000 57,508
Vizsla Royalties Corp.
*
495,000 918,051
Vizsla Royalties Corp., 144A
#∆
28,749 53,319

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
West Point Gold Corp.
*
500,000 $ 492,416
Xali Gold Corp., 144A
#*∆
4,875,000 1,016,282
9,316,412
Real Estate Operating/Development 1.76%
Mammoth Resources Corp.
*~
5,500,000 207,570
Revival Gold, Inc.
*
1,808,400 1,013,983
1,221,553
Retail - Jewelry 0.44%
Mene, Inc.
*
2,115,000 304,076
Silver Mining 7.02%
Argenta Silver Corp.
*
1,225,000 528,359
Blackrock Silver Corp.
*
30,000 28,898
Endeavour Silver Corp.
*
30,000 279,922
Kootenay Silver, Inc.
*
400,000 425,563
Metallic Minerals Corp.
*
750,000 163,090
Southern Silver Exploration Corp.
*
1,350,000 591,978
Vizsla Silver Corp.
*
800,000 2,651,139
Vizsla Silver Corp., 144A
#∆
62,500 207,120
4,876,069
Total Common Stocks 67,325,803
(cost $51,234,262)
Units 0.39%
Gold Mining 0.39%
Gemdale Gold Corp., 144A
#*@∆
200,000 273,165
(cost $145,322)
Corporate Non-Convertible Bond 1.82%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.82%
Aris Gold Corp. 7.50 08/26/27 $ 355,883 1,263,385
(cost $355,883)
Warrants 0.32%
Exercise
Price
Exp.
Date Shares
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 1.75 12/10/27 87,500 0
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
0.60 01/09/27 147,500 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.02%
Minaurum Gold, Inc., 144A
#*@∆
$ 0.34 05/02/26 250,000 $ 11,681
Minaurum Gold, Inc., 144A
#*@∆
0.50 12/11/27 200,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
Western Exploration, Inc., 144A
#*@∆
0.95 06/06/28 100,000 0
11,681
Gold Mining 0.12%
Compass Gold Corp., 144A
#*@∆
0.25 02/12/29 1,000,000 0
Dryden Gold Corp., 144A
#*@∆
0.18 10/02/26 500,000 44,928
Orosur Mining, Inc., 144A
#*@∆
0.45 03/27/27 375,000 31,001
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
Westhaven Gold Corp., 144A
#*@∆
0.22 10/17/26 350,000 11,322
87,251
Metal - Diversified 0.00%
Visionary Copper and Gold Mines, Inc.,
144A
#*@∆
2.00 07/24/26 50,000 0
Visionary Copper and Gold Mines, Inc.,
144A
#*@∆
1.10 12/18/27 133,588 0
0
Non-Ferrous Metals 0.00%
Arizona Eagle Mining Corp., 144A
#*@∆
1.50 11/26/28 100,000 0
Precious Metals 0.09%
1911 Gold Corp., 144A
#*@∆
1.20 12/04/27 22,500 0
Chesapeake Gold Corp., 144A
#*@∆
5.65 01/27/29 7,500 0
Denarius Metals Corp., 144A
#*@∆
0.70 11/19/28 100,000 22,284
GFG Resources, Inc., 144A
#*@∆
0.28 02/05/27 1,000,000 0
GFG Resources, Inc., 144A
#*@∆
0.24 11/03/27 500,000 0
GR Silver Mining, Ltd., 144A
#*@∆
0.28 08/12/28 300,000 14,018
Kuya Silver Corp., 144A
#*@∆
0.65 08/14/28 200,000 25,879
Silver Viper Minerals Corp., 144A
#*@∆
1.50 04/12/27 50,000 0
Stillwater Critical Minerals Corp., 144A
#*@∆
0.34 06/25/28 150,000 0
Stillwater Critical Minerals Corp., 144A
#*@∆
0.64 12/24/28 290,000 0
62,181
Real Estate Operating/Development 0.04%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 50,000 11,861
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 15,707
27,568
Silver Mining 0.05%
Kootenay Silver, Inc., 144A
#*@∆
1.68 04/25/26 64,000 0
Kootenay Silver, Inc., 144A
#*@∆
1.40 05/24/26 1,250,000 7,189
Metallic Minerals Corp., 144A
#*@∆
0.34 07/30/27 220,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining (cont’d)
Southern Silver Exploration Corp., 144A
#*@∆
$ 0.40 07/31/28 187,500 $ 28,305
35,494
Total Warrants 224,175
(cost $0 )
Call Option Purchased 0.00%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.00%
Pacgold, Ltd., 144A
#@∆
$ 0.10 12/27 $ 0 833,333 0
(premiums paid $0 )
Investments, at value 99.44% 69,086,528
(cost $51,735,467 )
Other assets and liabilities, net 0.56% 386,170
Net Assets 100.00% $ 69,472,698

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Gold and Precious Metals Fund
Common Stocks 89.95% Shares Value
Commercial Services 0.78%
Paragon Advanced Labs, Inc.
*
954,430 $ 2,229,816
Diversified Minerals 0.95%
Alkane Resources, Ltd.
*
2,000,000 2,025,131
Culico Metals, Inc.
*
180,000 54,992
Leo Lithium, Ltd.
#*@
3,500,000 0
Mako Mining Corp.
*
100,000 644,095
2,724,218
Enterprise Software/Services 0.36%
Abaxx Technologies, Inc.
*
30,000 1,035,152
Gold Mining 50.15%
Agnico Eagle Mines, Ltd. 30,000 6,089,400
Alamos Gold, Inc. 70,000 3,110,100
Anglogold Ashanti PLC 90,000 8,762,400
Aris Mining Corp.
*
340,000 6,313,134
Artemis Gold, Inc.
*
40,000 1,085,472
Asante Gold Corp.
*
96,620 79,874
Aura Minerals, Inc. 100,000 8,160,000
Black Cat Syndicate, Ltd.
*
2,344,104 1,658,799
Black Cat Syndicate, Ltd.
*
155,896 110,319
Borealis Mining Co., Ltd.
*
1,000,000 1,020,775
Catalyst Metals, Ltd.
*
400,000 1,803,461
Catalyst Metals, Ltd.
*
100,000 450,865
Centerra Gold, Inc. 210,000 3,734,742
DPM Metals, Inc. 270,000 9,506,578
DRDGOLD, Ltd., ADR 50,000 1,468,500
Evolution Mining, Ltd. 500,000 4,502,357
Firefinch, Ltd.
#*@
5,000,000 219,059
Gold Fields, Ltd., ADR 150,000 6,810,000
Heliostar Metals, Ltd.
*
1,500,000 2,587,880
Hemlo Mining Corp.
*
750,000 3,499,030
IAMGOLD Corp.
*
575,000 10,821,500
K92 Mining, Inc.
*
900,000 15,274,962
Kaiser Reef, Ltd.
*
5,107,143 965,846
Lundin Gold, Inc. 40,000 3,056,862
McEwen, Inc.
*
100,000 2,046,582
Meeka Metals, Ltd.
*
4,000,000 496,535
Minera Alamos, Inc.
*
425,000 1,872,799
Mineros SA 3,000,000 10,351,520
OceanaGold Corp. 50,000 1,576,450
OR Royalties, Inc. 70,000 2,661,400
Pantoro Gold, Ltd.
*
200,000 466,724
Petropavlovsk PLC
#*@+
4,886,855 0
Resolute Mining, Ltd.
*
1,000,000 988,833
Silver Storm Mining, Ltd.
*
1,750,000 578,679

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
St Barbara, Ltd.
*
1,331,691 $ 574,995
St Barbara, Ltd.
*
668,309 288,561
Tolu Minerals, Ltd.
*
3,805,669 4,130,151
Torex Gold Resources, Inc. 200,000 9,179,786
Westgold Resources, Ltd. 1,750,000 7,362,272
143,667,202
Investment Companies 0.83%
Versamet Royalties Corp.
*
250,000 2,372,223
Metal - Copper 0.25%
Silverco Mining, Ltd.
*
94,000 728,431
Metal - Diversified 3.17%
Aclara Resources, Inc.
*
137,400 329,894
Silver X Mining Corp.
*
1,550,000 824,528
Vox Royalty Corp. 1,512,000 7,922,880
9,077,302
Mining Services 1.97%
Empress Royalty Corp.
*
2,742,000 1,872,547
LunR Royalties Corp.
*
50,000 1,093,020
Star Royalties, Ltd.
*
3,500,000 1,308,317
Summit Royalties, Ltd.
*
1,250,000 1,374,811
5,648,695
Platinum 3.30%
Impala Platinum Holdings, Ltd., ADR 300,000 4,416,000
Northam Platinum Holdings, Ltd. 40,000 816,189
Sibanye Stillwater, Ltd., ADR 275,000 3,388,000
Valterra Platinum, Ltd. 10,000 840,579
9,460,768
Precious Metals 13.59%
Americas Gold & Silver Corp.
*
1,800,000 9,394,005
Avino Silver & Gold Mines, Ltd.
*
100,000 632,000
Coeur Mining, Inc.
*
349,385 6,557,956
Elemental Royalty Corp. 150,000 2,824,024
Guanajuato Silver Co., Ltd.
*
4,000,000 1,754,008
Integra Resources Corp.
*
350,000 955,500
Luca Mining Corp.
*
2,750,000 2,767,594
Metalla Royalty & Streaming, Ltd.
*
500,000 3,315,000
Pan African Resources PLC 750,000 1,389,686
Pan American Silver Corp. 73,555 4,018,310
SSR Mining, Inc.
*
110,000 3,234,000
Triple Flag Precious Metals Corp. 60,000 2,082,600
38,924,683

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.34%
Mene, Inc.
*
1,025,000 $ 147,365
Mene, Inc., 144A
#∆
5,714,285 821,549
968,914
Silver Mining 14.26%
Andean Precious Metals Corp.
*
800,000 3,996,837
Aya Gold & Silver, Inc.
*
775,000 11,821,940
Discovery Silver Corp.
*
2,050,000 13,174,466
Endeavour Silver Corp.
*
235,200 2,194,591
First Majestic Silver Corp. 50,000 1,074,000
Hecla Mining Co. 75,000 1,397,250
Santacruz Silver Mining, Ltd.
*
350,000 3,041,838
Silver Crown Royalties, Inc.
*
150,000 1,454,604
Silvercorp Metals, Inc. 250,000 2,685,000
40,840,526
Total Common Stocks 257,677,930
(cost $130,790,284)
Corporate Non-Convertible Bonds 1.71%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 1.71%
Aris Gold Corp. 7.50 08/26/27 1,383,652 4,911,965
Total Corporate Non-Convertible Bonds 4,911,965
(cost $1,869,409)
Warrants 0.16%
Exercise
Price
Exp.
Date Shares
Gold Mining 0.07%
Borealis Mining Co., 144A
#*@∆
$ 0.78 02/25/27 450,000 207,030
Metal - Diversified 0.00%
Silver X Mining Corp., 144A
#*@∆
0.70 09/29/28 500,000 14,377
Precious Metals 0.00%
Guanajuato Silver Co., Ltd., 144A
#*@∆
0.65 10/09/28 350,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2026
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.09%
Silver Crown Royalties, Inc.
#*
$ 16.00 06/28/27 85,000 $ 244,411
Total Warrants 465,818
(cost $6,135 )
Investments, at value 91.82% 263,055,713
(cost $132,665,828 )
Other assets and liabilities, net 8.18% 23,426,495
Net Assets 100.00% $ 286,482,208

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

Legend
General
The yields reflect the effective yield from the date of purchase.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable
◊ Zero coupon bond. Interest rate presented is yield to maturity.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of March 31, 2026.
* Non-income producing security.
@ Security was fair valued at March 31, 2026, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2026, were 0.00% of Global Luxury Goods Fund, 2.56% of Global
Resources Fund, 1.58% of World Precious Minerals Fund and 0.15% of Gold And Precious
Metals Fund, respectively. See the Fair Valuation of Securities section of these Notes to
Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2026 amounted to
$2,171,337, 3.25%, of Global Resources Fund, $3,030,519, 4.36%, of World Precious Minerals
Fund and $1,042,956, 0.36%, of Gold And Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
BAM Build American Mutual Assurance Company
ETF Exchange Traded Fund
GO General Obligation
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of March 31, 2026, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 30,265,344 $ – $ 30,265,344
Investments, at Value $ – $ 30,265,344 $ – $ 30,265,344

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 21,477,947 $ – $ 21,477,947
Investments, at Value $ – $ 21,477,947 $ – $ 21,477,947
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,183,254 $ 4,954,554 $ – $ 6,137,808
Athletic Footwear 449,064 – – 449,064
Automotive - Cars & Light
Trucks 7,093,691 2,136,926 – 9,230,617
Beverages - Wine/Spirits 150,000 353,963 – 503,963
Building - Residential/
Commercial 736,938 – – 736,938
Casino Hotels 818,021 – – 818,021
Cosmetics & Toiletries 1,789,178 – – 1,789,178
Cruise Lines 4,612,361 – – 4,612,361
Diversified Banking
Institution 1,086,146 – – 1,086,146
E-Commerce/Products 2,269,125 – – 2,269,125
Energy - Alternate Sources – – 0 0
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 1,118,062 139,721 – 1,257,783
Hotels & Motels 2,240,843 480,474 – 2,721,317
Precious Metals 405,795 – – 405,795
Real Estate Operating/
Development – – 0 0
Recreational Centers 1,107,234 – – 1,107,234
Retail - Apparel/Shoe – 2,964,734 – 2,964,734
Retail - Jewelry – 2,669,906 – 2,669,906
Textile - Apparel 3,440,077 – – 3,440,077

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

Global Luxury Goods Fund
Assets (continued)
Preferred Stock
Automotive - Cars & Light
Trucks $ – $ 73,234 $ – $ 73,234
Corporate Non-Convertible Bond – 1,020,867 – 1,020,867
Exchange Traded Fund 89,460 – – 89,460
Investments, at Value 28,589,249 14,794,379 0 43,383,628
Total Assets $ 28,589,249 $ 14,794,379 $ 0 $ 43,383,628
Liabilities
Other Financial Instruments
†
Currency Contracts – (29,042) – (29,042)
Total Liabilities $ – $ (29,042) $ – $ (29,042)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 244,195 $ – $ – $ 244,195
Agricultural Chemicals 2,263,800 – – 2,263,800
Agricultural Operations 508,800 – – 508,800
Chemicals - Diversified 562,217 – – 562,217
Coal 608,033 317,211 0 925,244
Commercial Services 233,628 – – 233,628
Diversified Minerals 2,285,837 33,423 719 2,319,979
Electric - Integrated 262,160 – – 262,160
Energy - Alternate Sources 360,360 362,051 0 722,411
Enterprise Software/
Services 10,351,520 – – 10,351,520
Finance - Other Services 299,278 – – 299,278
Gold Mining 10,401,650 430,451 43,812 10,875,913
Investment Companies – 128,207 – 128,207
Machinery - Construction
& Mining 708,460 – – 708,460
Metal - Aluminum 132,660 – – 132,660
Metal - Copper 1,634,498 – – 1,634,498
Metal - Diversified 2,931,868 1,535,771 575,085 5,042,724
Metal - Iron – – 0 0
Mining Services 1,576,055 – – 1,576,055
Natural Resource
Technology – – 202,832 202,832
Non-Ferrous Metals 1,853,812 292,689 0 2,146,501
Oil - Field Services 355,640 – – 355,640

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

Global Resources Fund
Common Stocks (continued)
Oil Companies - Exploration
& Production $ 6,547,794 $ – $ – $ 6,547,794
Oil Companies - Field
Services 1,293,080 – – 1,293,080
Oil Companies - Integrated 6,973,610 – – 6,973,610
Oil Refining & Marketing 741,240 – – 741,240
Pipelines 1,759,312 – – 1,759,312
Platinum 130,125 – – 130,125
Pollution Control 177,917 – – 177,917
Precious Metals 1,924,955 – – 1,924,955
Real Estate Operating/
Development 841,061 4,487 0 845,548
Recycling 7,548 – – 7,548
Retail - Jewelry 107,828 – – 107,828
Silver Mining 1,797,156 – – 1,797,156
Corporate Convertible Bond – – 529,440 529,440
Corporate Non-Convertible Bond – 1,250,615 – 1,250,615
Warrants
Advanced Materials/
Production – 0 – 0
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 86,263 – 86,263
Metal - Copper – 5,391 – 5,391
Metal - Diversified – 0 – 0
Mining Services – 0 – 0
Oil Companies - Exploration
& Production – 64,697 – 64,697
Real Estate Operating/
Development – 43,401 – 43,401
Silver Mining – 226,440 – 226,440
Investments, at Value 59,876,097 4,781,097 1,351,888 66,009,082
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,706,585 $ – $ – $ 1,706,585
Coal – – 0 0
Commercial Services 261,663 – – 261,663
Diversified Minerals 3,457,569 – 0 3,457,569
Gold Mining 35,858,183 5,724,967 22,913 41,606,063
Metal - Copper 216,217 – – 216,217

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

World Precious Minerals Fund
Common Stocks (continued)
Metal - Diversified $ 3,268,967 $ 67,353 $ 575,085 $ 3,911,405
Mining Services – – 755 755
Non-Ferrous Metals 438,946 – – 438,946
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment – – 108 108
Platinum 8,382 – – 8,382
Precious Metals 9,316,412 – – 9,316,412
Real Estate Operating/
Development 1,221,553 – – 1,221,553
Retail - Jewelry 304,076 – – 304,076
Silver Mining 4,876,069 – – 4,876,069
Units
Gold Mining – – 273,165 273,165
Corporate Non-Convertible Bond – 1,263,385 – 1,263,385
Warrants
Advanced Materials/
Production – 0 – 0
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 11,681 – 11,681
Gold Mining – 87,251 – 87,251
Metal - Diversified – 0 – 0
Non-Ferrous Metals – 0 – 0
Precious Metals – 62,181 – 62,181
Real Estate Operating/
Development – 27,568 – 27,568
Silver Mining – 35,494 – 35,494
Call Option – 0 – 0
Investments, at Value 60,934,622 7,279,880 872,026 69,086,528
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Commercial Services $ 2,229,816 $ – $ – $ 2,229,816
Diversified Minerals 699,087 2,025,131 0 2,724,218
Enterprise Software/
Services 1,035,152 – – 1,035,152
Gold Mining 119,648,425 23,799,718 219,059 143,667,202
Investment Companies 2,372,223 – – 2,372,223
Metal - Copper 728,431 – – 728,431
Metal - Diversified 9,077,302 – – 9,077,302

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2026 through March 31, 2026:
Gold And Precious Metals Fund
Common Stocks (continued)
Mining Services $ 5,648,695 $ – $ – $ 5,648,695
Platinum 7,804,000 1,656,768 – 9,460,768
Precious Metals 37,534,997 1,389,686 – 38,924,683
Retail - Jewelry 968,914 – – 968,914
Silver Mining 40,840,526 – – 40,840,526
Corporate Non-Convertible
Bonds – 4,911,965 0 4,911,965
Warrants
Gold Mining – 207,030 – 207,030
Metal - Diversified – 14,377 – 14,377
Precious Metals – 0 – 0
Silver Mining – 244,411 – 244,411
Investments, at Value $ 228,587,568 $ 34,249,086 $ 219,059 $ 263,055,713
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/25 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 03/31/26 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/26
(1)
$ — $ —
Common
Stocks
Subscription
Receipts
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/25 $ 707,460 $ 45,572 $ 539,180 $ 1,292,212
Transfers (29,143) (45,572) - (74,715)
Net change in unrealized appreciation (depreciation) 144,131 - (9,740) 134,391
Ending Balance 03/31/26 $ 822,448 $ - $ 529,440 $ 1,351,888
Net change in unrealized appreciation (depreciation)
from Investments held as of 03/31/26
(1)
$ 144,131 $ - $ (9,740) $ 134,391
Common
Stocks
Subscription
Receipts Units Total
World Precious Minerals Fund
Beginning Balance 12/31/25 $ 620,616 $ 218,571 $ 145,714 $ 984,901
Corporate Action — (214,157) — (214,157)
Net change in unrealized appreciation (depreciation) (21,755) (4,414) 127,451 101,282
Ending Balance 03/31/26 $ 598,861 $ — $ 273,165 $ 872,026
Net change in unrealized appreciation (depreciation)
from Investments held as of 03/31/26
(1)
$ (21,755) $ — $ 127,451 $ 105,696

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/25 $ 274,014 $ 0 $ 274,014
Net change in unrealized appreciation (depreciation) (54,955) — (54,955)
Ending Balance 03/31/26 $ 219,059 $ 0 $ 219,059
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/26
(1)
$ (54,955) $ — $ (54,955)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at December 31, 2025.
Fair Value at
03/31/26
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 822,448 Market Transaction
(1)
Discount
Corporate Convertible Bond 529,440 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(94% discount)
Common Stocks 598,861 Market Transaction
(1)
Discount
Units 273,165 Market Transaction
(1)
Discount 0%
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(85% discount)
Common Stocks 219,059 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the Fund participated, as adjusted for any discount or premium as discussed below.

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2026.
At March 31, 2026, the value of investments in affiliated companies was $0, representing 0%
of net assets, and the total cost was $2,400,000.
At March 31, 2026, the value of investments in affiliated companies was $6,073,971, representing 8.74% of net assets, and the total cost was $4,345,484.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2025 Additions Reductions March 3 1 , 202 6
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 202 5
Purchases
Cost
Sales
Proceeds
March 31 ,
202 6 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals
Fund
December 31,
2025 Additions Corporate Action Reductions March 31, 202 6
Mammoth Resources Corp. 5,500,000 — — — 5,500,000
TriStar Gold, Inc. 30,225,000 — — — 30,225,000
Values of Affiliated Companies
World
Precious
Minerals
Fund
December
31, 202 5
Purchases
Cost
Corporate
Action
Sales
Proceeds
March 31,
202 6 Income
Realized
Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Mammoth
Resources
Corp. $ 210,375 $ — $ — $ — $ 207,570 $ — $ — $ (2,805)
TriStar Gold,
Inc. 4,514,316 — — — 5,866,401 — — ) 1,352,085
$ 4,724,691 $ — $ — $ — $ 6,073,971 $ — $ — $ 1,349,280

Notes to Portfolios of Investments (
unaudited
)
March 31, 2026

As of March 31, 2026, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of March 31, 2026, the total cost of restricted securities was $7,473,544, and the total value was
$202,832, representing 0.30% of net assets.
As of March 31, 2026, the total cost of restricted securities was $1,362,590, and the total value was $0, representing 0.00% of net assets.
Open forward foreign currency contracts as of March 31, 2026, were as follows:
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
March 31,
2026
Net Unrealized
Depreciation
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. USD 3,018,080 EUR 2,600,000 4/17/2026 $ 3,007,805 $ (10,275)
Brown Brothers
Harriman & Co. EUR 2,600,000 USD 2,989,038 4/17/2026 3,007,805 (18,767)